General Treasury and Agency Money Market Fund

Class A

Class R

Incorporated herein by reference is a supplement to Class A and Class R Shares of the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 8, 2016 (SEC Accession No. 0000899681-16-000958).